SHARE-BASED COMPENSATION	12 Months Ended
Aug. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	Share-Based Compensation
Share Incentive Plans
The Amended and Restated Accenture plc 2010 Share Incentive Plan, as amended and approved by our shareholders in 2022 (the “Amended 2010 SIP”), is administered by the Compensation, Culture & People Committee of the Board of Directors of Accenture and provides for the grant of nonqualified share options, incentive stock options, restricted share units and other share-based awards. A maximum of 127,000,000 Accenture plc Class A ordinary shares are currently authorized for awards under the Amended 2010 SIP. As of August 31, 2023, there were 19,452,323 shares available for future grants. Accenture plc Class A ordinary shares covered by awards that terminate, lapse or are cancelled may again be used to satisfy awards under the Amended 2010 SIP. We issue new Accenture plc Class A ordinary shares and shares from treasury for shares delivered under the Amended 2010 SIP.
A summary of information with respect to share-based compensation is as follows:

	Fiscal
	2023	2022	2021
Total share-based compensation expense included in Net income	$1,913,051	$1,679,789	$1,342,951
Income tax benefit related to share-based compensation included in Net income	585,767	680,335	486,980
Restricted Share Units
Under the Amended 2010 SIP, participants may be, and previously under the predecessor 2001 Share Incentive Plan were, granted restricted share units, each of which represent an unfunded, unsecured right to receive an Accenture plc Class A ordinary share on the date specified in the participant’s award agreement. The fair value of the awards is based on our stock price on the date of grant. The restricted share units granted under these plans are subject to cliff or graded vesting, generally ranging from two to five years. For awards with graded vesting, compensation expense is recognized over the vesting term of each separately vesting portion. Compensation expense is recognized on a straight-line basis for awards with cliff vesting. Restricted share unit activity during fiscal 2023 is as follows:

	Number of Restricted Share Units	Weighted Average Grant-Date Fair Value
Nonvested balance as of August 31, 2022	14,586,892	$283.16
Granted (1)	8,911,674	267.37
Vested (2)	(6,919,616)	248.06
Forfeited	(1,018,192)	291.38
Nonvested balance as of August 31, 2023	15,560,758	$289.19
(1)The weighted average grant-date fair value for restricted share units granted for fiscal 2023, 2022 and 2021 was $267.37, $387.73 and $263.83, respectively.
(2)The total grant-date fair value of restricted share units vested for fiscal 2023, 2022 and 2021 was $1,716,464, $1,343,403 and $1,156,501, respectively.
As of August 31, 2023, there was $1,654,658 of total unrecognized restricted share unit compensation expense related to nonvested awards, which is expected to be recognized over a weighted average period of 1.2 years. As of August 31, 2023, there were 509,901 restricted share units vested but not yet delivered as Accenture plc Class A ordinary shares.
Employee Share Purchase Plan
2010 ESPP
The Amended and Restated Accenture plc 2010 Employee Share Purchase Plan (the “2010 ESPP”) is a nonqualified plan that provides eligible employees of Accenture plc and its designated affiliates with an opportunity to purchase Accenture plc Class A ordinary shares through payroll deductions. Under the 2010 ESPP, eligible employees may purchase Accenture plc Class A ordinary shares through the Employee Share Purchase Plan (the “ESPP”) or the Voluntary Equity Investment Program (the “VEIP”). Under the ESPP, eligible employees may elect to contribute 1% to 10% of their eligible compensation during each semi-annual offering period (up to $7.5 per offering period) to purchase Accenture plc Class A ordinary shares at a discount. Under the VEIP, eligible members of Accenture Leadership may elect to contribute up to 30% of their eligible compensation towards the monthly purchase of Accenture plc Class A ordinary shares at fair market value. At the end of the VEIP program year, Accenture Leadership participants who did not withdraw from the program will be granted restricted share units under the Amended 2010 SIP equal to 50% of the number of shares purchased during that year and held by the participant as of the grant date.
A maximum of 90,000,000 Accenture plc Class A ordinary shares may be issued under the 2010 ESPP. As of August 31, 2023, we had issued 79,519,314 Accenture plc Class A ordinary shares under the 2010 ESPP. We issued 5,710,542, 4,366,262 and 4,486,288 shares to employees in fiscal 2023, 2022 and 2021, respectively, under the 2010 ESPP.